Unaudited Consolidated Statement of Changes in Total Equity (Parenthetical) $ in Thousands	9 Months Ended
Sep. 30, 2016 USD ($)
Statement of Partners' Capital [Abstract]
Equity based compensation, tax (note 13)	$ 210